Investments in associates and joint arrangements - Financial information about joint ventures (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2015 EUR (€)
Income statement and statement of comprehensive income
Revenue		€ 46,571		€ 47,631		€ 49,810
Depreciation and amortisation expense		(10,409)		(11,086)		(11,697)
(Loss)/profit from continuing operations	$ 2,439	2,788	$ (6,297)	(6,079)	$ (5,405)	(5,122)
Other comprehensive income/(expense)		(2,389)		(1,357)		(2,521)
Total comprehensive income/(expense) for the year		399		(7,436)		(7,643)
Statement of financial position
Non-current assets		107,660		111,947
Current assets		24,131		25,542
Non-current liabilities		(37,980)		(38,576)
Current liabilities		(28,025)		(30,595)
Equity shareholders' funds		(68,607)		(73,719)		(85,136)	€ (93,708)
Cash and cash equivalents within current assets		4,674		8,835
Goodwill		26,734		26,808
Carrying value		2,097		2,689		29
VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue		3,972		1,014
Depreciation and amortisation expense		(2,232)		(764)
Interest income		6		23
Interest expense		(543)		(117)
Income tax income/(expense)		287		105
(Loss)/profit from continuing operations		(795)		(320)
Other comprehensive income/(expense)		3		3
Total comprehensive income/(expense) for the year		(792)		(317)
Statement of financial position
Non-current assets		18,721		20,303
Current assets		773		721
Non-current liabilities		(13,303)		(14,015)
Current liabilities		(1,953)		(1,538)
Equity shareholders' funds		(4,238)		(5,471)
Cash and cash equivalents within current assets		355		273
Non-current liabilities excluding trade and other payables and provisions		(12,510)		(13,668)
Current liabilities excluding trade and other payables and provisions		(1)
Dividend received		220		76		0
Equity shareholders' funds		4,238		5,471
Interest in joint ventures		2,119		2,736
Carrying value		€ 2,119		2,736
Proportion of ownership interest	50.00%	50.00%
Indus Towers Limited
Income statement and statement of comprehensive income
Revenue		€ 2,477		2,379		2,277
Depreciation and amortisation expense		(303)		(407)		(489)
Interest income		16		22		10
Interest expense		(74)		(91)		(86)
Income tax income/(expense)		(316)		(267)		(186)
(Loss)/profit from continuing operations		322		234		240
Total comprehensive income/(expense) for the year		322		234		240
Statement of financial position
Non-current assets		1,598		1,995
Current assets		520		326
Non-current liabilities		(476)		(545)
Current liabilities		(814)		(825)
Equity shareholders' funds		(828)		(951)
Cash and cash equivalents within current assets		15		29
Non-current liabilities excluding trade and other payables and provisions		(136)		(188)
Current liabilities excluding trade and other payables and provisions		(396)		(375)
Dividend received		138		126		0
Equity shareholders' funds		828		951
Interest in joint ventures		348		399
Goodwill		545		633
Carrying value		€ 893		1,032		982
Proportion of ownership interest	42.00%	42.00%
Vodafone Hutchison Australia Pty Limited
Income statement and statement of comprehensive income
Revenue		€ 2,518		2,287		2,354
Depreciation and amortisation expense		(483)		(473)		(517)
Interest income		3		3		2
Interest expense		(230)		(240)		(268)
Income tax income/(expense)		1
(Loss)/profit from continuing operations		64		(117)		(306)
Other comprehensive income/(expense)						(2)
Total comprehensive income/(expense) for the year		64		(117)		(308)
Statement of financial position
Non-current assets		3,241		2,317
Current assets		194		892
Non-current liabilities		(4,478)		(1,460)
Current liabilities		(1,125)		(4,301)
Equity shareholders' funds		2,168		2,552
Cash and cash equivalents within current assets		104		68
Non-current liabilities excluding trade and other payables and provisions		(4,453)		(1,435)
Current liabilities excluding trade and other payables and provisions		(464)		(3,563)
Equity shareholders' funds		(2,168)		(2,552)
Interest in joint ventures		(1,084)		(1,276)
Goodwill		105		120
Carrying value		€ (979)		€ (1,156)		€ (1,032)
Proportion of ownership interest	50.00%	50.00%